Pension Plans and Other Post-Retirement Benefits - Schedule of Net Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Current service cost	$ 44	$ 43
Administrative expense	1	1
Net interest expense (income)	14	13
Other long-term employee benefit losses (gains)	5	(5)
Net benefit expense	54	62
Pension
Disclosure of defined benefit plans [line items]
Current service cost	35	35
Administrative expense	1	1
Net interest expense (income)	3	2
Other long-term employee benefit losses (gains)	0	0
Net benefit expense	39	38
Other post-retirement
Disclosure of defined benefit plans [line items]
Current service cost	9	8
Administrative expense	0	0
Net interest expense (income)	11	11
Other long-term employee benefit losses (gains)	5	(5)
Net benefit expense	$ 15	$ 24